Redeemable Convertible Preferred Shares and Convertible Preferred Shares - Additional Information (Details) $ / shares in Units, $ in Thousands										6 Months Ended		12 Months Ended
	Jun. 30, 2023 USD ($) ConvertiblePreferredShares $ / shares shares	Jun. 15, 2023 USD ($) ConvertiblePreferredShares	Jun. 02, 2023 USD ($) shares	Dec. 21, 2022 USD ($) shares	Sep. 29, 2022 USD ($) shares	May 12, 2022 USD ($) shares	Feb. 25, 2022 USD ($) shares	Feb. 15, 2022 USD ($) shares $ / shares	Mar. 24, 2021 USD ($) shares $ / shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) shares $ / shares	Dec. 31, 2021 USD ($) $ / shares shares
Temporary Equity [Line Items]
Issuance of temporary equity | shares												300,623,025	249,935,596
Stock based compensation expense | $										$ 2,798	$ 9,991	$ 12,452	$ 3,191
Proceeds from Issuance of Redeemable Convertible Preferred Stock | $										$ 3,000	$ 250	$ 1,400	$ 14,752
Redeemable Convertible Preferred Shares
Temporary Equity [Line Items]
Issuance of temporary equity | shares	234,856,003									234,856,003		229,144,283	179,329,073
Percentage Of Dividends Received As Of Preferred Stock Convertible Conversion Price												6.00%
Dividends | $													$ 0
Shares Issued, Price Per Share												$ 3.4136
Proceeds from Issuance of Redeemable Convertible Preferred Stock | $												$ 50,000
Temporary equity, par value per share	$ 0.001									$ 0.001		$ 0.001	$ 0.001
Founder Preferred
Temporary Equity [Line Items]
Issuance of temporary equity | shares												1,866,056	1,866,056
Preferred stock convertible, conversion price												$ 1.7068
Shares Issued, Price Per Share												0.54	$ 0.54
Temporary equity, par value per share												$ 0.5359
Class A-1
Temporary Equity [Line Items]
Issuance of temporary equity | shares												1,380,217	1,380,217
Preferred stock convertible, conversion price												$ 1.1203
Shares Issued, Price Per Share												$ 1.12	$ 1.12
Class A-2
Temporary Equity [Line Items]
Issuance of temporary equity | shares												1,197,296	1,197,296
Preferred stock convertible, conversion price												$ 1.5368
Shares Issued, Price Per Share												$ 1.54	$ 1.54
Class A-3
Temporary Equity [Line Items]
Issuance of temporary equity | shares												6,206,269	6,206,269
Preferred stock convertible, conversion price												$ 1
Shares Issued, Price Per Share												$ 1	$ 1
Class A-4
Temporary Equity [Line Items]
Issuance of temporary equity | shares												552,804	552,804
Preferred stock convertible, conversion price												$ 1.2958
Shares Issued, Price Per Share												$ 1.3	$ 1.3
Class A-5
Temporary Equity [Line Items]
Issuance of temporary equity | shares												15,400,417	15,400,417
Preferred stock convertible, conversion price												$ 1.1139
Shares Issued, Price Per Share												$ 1.11	$ 1.11
Class B-1
Temporary Equity [Line Items]
Issuance of temporary equity | shares												14,934,552	14,934,552
Preferred stock convertible, conversion price												$ 1.3392
Shares Issued, Price Per Share												$ 1.34	$ 1.34
Class B-2
Temporary Equity [Line Items]
Issuance of temporary equity | shares												24,194,129	24,194,129
Preferred stock convertible, conversion price												$ 1.7068
Shares Issued, Price Per Share												$ 1.71	$ 1.71
Class B-3
Temporary Equity [Line Items]
Issuance of temporary equity | shares												1,464,728	1,464,728
Preferred stock convertible, conversion price												$ 1.7068
Shares Issued, Price Per Share												$ 1.71	$ 1.71
Class B-4
Temporary Equity [Line Items]
Issuance of temporary equity | shares												3,671,818	3,671,818
Preferred stock convertible, conversion price												$ 1.7068
Shares Issued, Price Per Share												$ 1.71	$ 1.71
Class B-5
Temporary Equity [Line Items]
Issuance of temporary equity | shares												25,356,068	19,140,703
Preferred stock convertible, conversion price												$ 0.38
Shares Issued, Price Per Share												$ 0.38	$ 0.38
Class B-5 | 2017 Notes
Temporary Equity [Line Items]
Notes converted | $								$ 2,400	$ 1,400
Number of shares, debt converted | shares								6,215,365	3,649,587
Preferred stock convertible, conversion price								$ 0.38	$ 0.38
Class B-6a
Temporary Equity [Line Items]
Cash received from existing investor | $			$ 3,000										$ 14,300
Issuance of temporary equity | shares			5,665,722	283,286	1,888,574							132,919,929	89,320,084
Notes converted | $								$ 1,000
Number of shares, debt converted | shares							3,777,148	2,832,860
Outstanding debt settled | $							$ 2,000
Preferred stock convertible, conversion price												$ 0.5295
Shares Issued, Price Per Share												$ 0.53	$ 0.53
Proceeds from Issuance of Redeemable Convertible Preferred Stock | $				$ 150	$ 1,000
Class B-6a | Aperitus
Temporary Equity [Line Items]
Notes converted | $						$ 3,000
Number of shares, debt converted | shares						11,565,581
Class B-6a | 2021 Convertible Notes
Temporary Equity [Line Items]
Notes converted | $						$ 4,450
Number of shares, debt converted | shares						17,373,521
Class B-6s Convertible Preferred Shares
Temporary Equity [Line Items]
Number of shares, debt converted	486,402											1,008,196
Outstanding debt settled | $	$ 200											$ 500
Class B-6s Convertible Preferred Shares | Prior Employees and Service Providers
Temporary Equity [Line Items]
Issuance of temporary equity | shares	1,921,778									1,921,778
Stock based compensation expense | $	$ 900
Class B-6s Convertible Preferred Shares | LamJam Term Notes
Temporary Equity [Line Items]
Notes converted | $		$ 5,300
Number of shares, debt converted | ConvertiblePreferredShares		9,932,241